July 30, 2009

DREYFUS INVESTMENT FUNDS
Dreyfus/The Boston Company Small Cap Growth Fund
Dreyfus/The Boston Company International Core Equity Fund
Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
Dreyfus/The Boston Company Small Cap Value Fund
Dreyfus/Standish Fixed Income Fund
Dreyfus/Standish Global Fixed Income Fund
Dreyfus/Standish International Fixed Income Fund

Supplement to Current Prospectus

The following information supersedes and replaces any contrary information contained in the fund's Prospectus:

Effective September 1, 2009, the fund's shares will be redesignated as Class I shares. The description of the eligibility requirements for Class I shares will remain the same.

MIF-STK-0709

July 30, 2009

DREYFUS INVESTMENT FUNDS
Dreyfus/The Boston Company Small Cap Growth Fund
Dreyfus/The Boston Company International Core Equity Fund
Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
Dreyfus/The Boston Company Small Cap Value Fund
Dreyfus/Standish Fixed Income Fund
Dreyfus/Standish Global Fixed Income Fund
Dreyfus/Standish International Fixed Income Fund

Supplement to Current Statement of Additional Information

The following information supersedes and replaces any contrary information contained in the Fund's Statement of Additional Information:

Effective September 1, 2009, the Fund's shares will be redesignated as Class I shares. The description of the eligibility requirements for Class I shares will remain the same.